Debt Obligations Future Maturities - Level 3 (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]
Aggregate maturities of debt and minimum rentals under operating leases at December 31, 2017 for the Company are as follows:

Year	Debt	Minimum Rentals Under Operating Leases
2018	$36	$18
2019	—	14
2020	—	12
2021	1,100	10
2022	202	7
2023 and thereafter	—	10
Total	$1,338	$71

The Company’s operating leases consist primarily of vehicles, equipment, land and buildings. Rental expense amounted to $25, $23, and $24 for the years ended December 31, 2017, 2016 and 2015, respectively.